STOCK-BASED COMPENSATION (Details Narrative) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Restricted Stock, per share	$ 10.00
Old Glory Holding Co [Member]
Warrants contractual terms	10 years
Unvested stock-based compensation cost	7 years 9 months 10 days	8 years 10 months 6 days	9 years 7 days
Old Glory Holding Co [Member] | Warrant [Member]
Warrants contractual terms	10 years
Unvested stock-based compensation cost	3 months 18 days
Old Glory Holding Co [Member] | Share-Based Payment Arrangement, Option [Member]
Unvested stock-based compensation cost	1 year 7 months 6 days
Old Glory Holding Co [Member] | Restricted Stock [Member]
Vested restricted stock	8,000
Restricted Stock, per share	$ 7
Old Glory Holding Co [Member] | Minimum [Member]
Options vesting periods	3 years
Old Glory Holding Co [Member] | Minimum [Member] | Warrant [Member]
Options vesting periods	1 month
Old Glory Holding Co [Member] | Maximum [Member]
Options vesting periods	4 years
Old Glory Holding Co [Member] | Maximum [Member] | Warrant [Member]
Options vesting periods	3 years
2022 Equity Incentive Plan [Member] | Old Glory Holding Co [Member]
Issuance of Reg A Class B shares, shares	1,800,000